GENERAL (Tables)	12 Months Ended
Dec. 31, 2018
Fiber Company [Member]
Business Acquisition [Line Items]
Schedule of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net assets (including cash of $ 2,461)	$3,683
Intangible assets	501
Adjustment to deferred revenue	20
Deferred tax liabilities	(80)
Goodwill	255
Redeemable non-controlling interests	(1,533)

Total purchase price	$2,846

Schedule of Intangible Assets	The following table sets forth the components of intangible assets associated with the acquisition:
Fair value

Technology	$190
Customer relationships	164
Backlog	147

Total intangible assets	$501

Schedule of Revenue and Net Earnings
The amounts of revenue and net earnings of ESC BAZ since the acquisition date included in the consolidated income statement for the reporting period are:

Year ended December 31,
2018

Revenues	$3,969

Net income	$210

Schedule of Unaudited Pro Forma Results
	Year ended December 31,
	2018	2017
	Unaudited

Revenues	$94,216	$69,851

Net income (loss) attributable to Magal shareholders'	$3,198	$(6,802)

Basic and diluted net income (loss) per share	$0.14	$(0.30)

Aimetis [Member]
Business Acquisition [Line Items]
Schedule of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Net assets (including cash of $ 2,274)	$1,981
Intangible assets	4,520
Adjustment to deferred revenue	671
Deferred tax liabilities, net	(562)
Goodwill	7,859

Total purchase price	$14,469

Schedule of Intangible Assets	The following table sets forth the components of intangible assets associated with the acquisition:
Fair value

Technology	$3,759
Customer relationships	761

Total intangible assets	$4,520

Schedule of Revenue and Net Earnings
The amounts of revenue and net earnings of the Aimetis since the acquisition date included in the consolidated income statement for the reporting period are:

Year ended December 31,
2016

Revenues	$5,047

Net loss	$(2,667)

Schedule of Unaudited Pro Forma Results
	Year ended December 31,
	2016	2015
	Unaudited

Revenues	$69,956	$71,709

Net income (loss) attributable to Magal shareholders'	$(73)	$2,134

Basic and diluted income (loss) per share	$0.00	$0.13